Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8,162,108,000	$ 7,408,582,000
Accumulated depreciation	4,388,895,000	3,983,008,000
Property, plant and equipment, net	3,773,213,000	3,425,574,000
Depreciation expense	657,518,000	606,964,000	$ 600,845,000
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	68,560,000	65,076,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,159,699,000	2,758,018,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,379,553,000	4,070,878,000
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	88,079,000	69,179,000
Accumulated depreciation	43,198,000	32,339,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	466,217,000	445,431,000
Assets Leased to Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 670,258,000	$ 628,140,000